Accounting information and policies - Disclosure Of Detailed Information about Effects of Hyperinflationary Economies (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Total assets increase/(reduction)	€ 539
Turnover increase/(reduction)	417
Operating profit increase/(reduction)	6
Net monetary gain/(loss)	(195)
Argentina
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Total assets increase/(reduction)	474
Turnover increase/(reduction)	230
Operating profit increase/(reduction)	10
Net monetary gain/(loss)	(206)
Turkey
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Total assets increase/(reduction)	65
Turnover increase/(reduction)	187
Operating profit increase/(reduction)	(4)
Net monetary gain/(loss)	€ 11